                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-03031

                   Morgan Stanley Tax-Free Daily Income Trust
               (Exact name of registrant as specified in charter)

       522 Fifth Avenue, New York, New York                         10036
     (Address of principal executive offices)                    (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2007 (unaudited)

PRINCIPAL
AMOUNT IN                                                                               CURRENT     DEMAND
THOUSANDS                                                                                RATE+       DATE*        VALUE
--------------------------------------------------------------------------------------------------------------------------

             SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (89.2%)
             ALABAMA
   $ 4,900   Lower Alabama Gas District, Gas Supply Ser 2007 A                            4.11%    10/01/07   $  4,900,000
    13,200   Southeast Alabama Gas District, Supply Ser 2007 A                            4.11     10/01/07     13,200,000

             ALASKA
     9,600   Alaska Housing Finance Corporation, Home Mortgage Ser 2007 A                 3.84     10/05/07      9,600,000

             ARIZONA
     6,580   Scottsdale Municipal Property Corporation, Excise Tax Ser 2004 A
                ROCs II-R Ser 2153 (MBIA)                                                 3.92     10/05/07      6,580,000

             CALIFORNIA
     3,800   California P-FLOATs Ser EC-1013                                              3.95     10/05/07      3,800,000

             COLORADO
             Colorado Educational & Cultural Facilities Authority,
     5,250      Capital Christian School Ser 2007                                         3.91    10/5/2007      5,250,000
     3,000      Pueblo Serra Worship Holdings Ser 2006                                    3.88     10/05/07      3,000,000

             DELAWARE
     2,400   Delaware Economic Development Authority, Archmere Academy Inc Ser 2006       3.89     10/05/07      2,400,000
     4,450   University of Delaware, Ser 1998                                             3.91     10/05/07      4,450,000

             FLORIDA
     2,300   Cape Coral, Water & Sewer Ser 2006 P-FLOATs PT-3695 (Ambac)                  3.95     10/05/07      2,300,000
     4,700   Seminole County, Water & Sewer Ser 2006 PUTTERs Ser 2039                     3.92     10/05/07      4,700,000

             GEORGIA
     3,000   Atlanta, Sub Lien Tax Allocation Atlantic Station Ser 2006                   3.94     10/05/07      3,000,000
     3,395   Columbus Development Authority, Foundation Properties Inc
                Student Housing & Academic Facilities Ser 2006                            3.89     10/05/07      3,395,000
    11,300   Private Colleges and Universities Authority, Emory University 2000 Ser B     3.75     10/05/07     11,300,000
     5,200   Savannah Economic Development Authority, Savannah Country Day
                School Ser 2007                                                           3.88     10/05/07      5,200,000

             HAWAII
     4,940   Hawaii, ROCs II-R Ser 6012 (MBIA)                                            3.92     10/05/07      4,940,000

             ILLINOIS
             Chicago,
    16,000      Ser 2002 B (FGIC)                                                         3.87     10/05/07     16,000,000
     3,100      Tender Notes Ser 2006                                                     3.52     10/11/07      3,100,000
             Illinois Development Finance Authority,
     2,385      Jewish Federation of Metropolitan Chicago Ser 1999 (Ambac)                3.93     10/05/07      2,385,000
     5,300      Museum of Contemporary Art Ser 1994                                       3.91     10/05/07      5,300,000
     3,400      Young Men's Christian Association of Metropolitan Chicago Ser 2001        3.93     10/05/07      3,400,000
             Illinois Finance Authority,
     1,800      Dominican University Ser 2006                                             3.93     10/05/07      1,800,000
     3,140      Edward Hospital Obligated Group Ser 2007 B-1 (Ambac)                      3.83     10/05/07      3,140,000

             INDIANA
     5,000   Indiana Health & Educational Facility Financing Authority,
                University of Evansville Ser 2007                                         3.88     10/05/07      5,000,000

             IOWA
     2,335   Iowa Finance Authority, CHF-Des Moines LLC Ser 2007 A                        3.89     10/05/07      2,335,000

             KENTUCKY
     9,500   Boyle County, Ephraim McDowell Health Ser 2006                               3.88     10/05/07      9,500,000
    24,900   Kentucky Public Energy Authority Inc, Gas Supply Ser 2006 A                  4.11     10/01/07     24,900,000

             LOUISIANA
     2,107   Louisiana Municipal Natural Gas Purchasing & Distribution Authority,
                Gas Project No 1 Ser 2006 PUTTERs Ser 1411Q                               3.99     10/05/07      2,107,000

             MARYLAND
             Enhanced Return Puttable Floating Option Tax-Exempt Receipts,
       800      Maryland P-FLOATs Ser EC-1013                                             3.97     10/05/07        800,000

             Maryland Health & Higher Educational Facilities Authority,
     7,000      Catholic Health Initiatives Ser 1997 B                                    3.91     10/05/07      7,000,000
     4,700      Edenwald Ser 2006 B                                                       3.89     10/05/07      4,700,000

             MASSACHUSETTS
    12,930   Massachusetts Development Finance Agency, Cushing Academy Ser 2004           3.86     10/05/07     12,930,000

             MICHIGAN
     5,000   Kent Hospital Finance Authority, Metropolitan Hospital Ser 2005 B            3.83     10/05/07      5,000,000
     7,500   Michigan Hospital Finance Authority, Healthcare Equipment Loan
                Program Ser 2005 C                                                        3.92     10/05/07      7,500,000
     2,100   RBC Municipal Products Trust Inc, Minnesota Municipal Power
                Agency Ser 2007 Floater Certificates Ser C-4                              3.90     10/05/07      2,100,000

             MINNESOTA
     2,000   Minneapolis, Fairview Health Services Ser 2005 B (Ambac)                     3.85     10/05/07      2,000,000

             MISSOURI
     5,100   Bi-State Development Agency of the Missouri-Illinois Metropolitan
                District, Metrolink Cross County Extension Ser 2002 A (FSA)               3.80     10/05/07      5,100,000
     1,300   Missouri Health & Educational Facilities Authority, Washington
                University Ser 1985 A                                                     3.91     10/05/07      1,300,000

             MISSISSIPPI
     4,100   Perry County, Leaf River Forest Products Inc Ser 2002                        3.80     10/05/07      4,100,000

             NEW YORK
             New York City Industrial Development Agency,
     6,500      One Bryant Park LLC Ser 2004 A                                            3.86     10/05/07      6,500,000
    15,000      One Bryant Park LLC Ser 2004 B                                            4.11     10/01/07     15,000,000
       640   Puttable Floating Option Tax-Exempts Receipts, New York State
                Thruway Authority Ser 2005 B P-FLOATs EC-1098 (Ambac)                     3.95     10/05/07        640,000

             NORTH CAROLINA
     8,280   North Carolina Medical Care Commission, United Church Homes
                & Services Ser 2007                                                       3.88     10/05/07      8,280,000

             OHIO
    11,465   East Liverpool, East Liverpool City Hospital Ser 2006                        3.90     10/05/07     11,465,000

             OREGON
     3,200   Umatilla County Hospital Facility Authority, Catholic Health
                Initiatives Ser 1997 B                                                    3.91     10/05/07      3,200,000

             PENNSYLVANIA
             Allegheny County Industrial Development Authority,
     7,200      Carnegie Museums of Pittsburgh Ser 2002 & 2005                            3.90     10/05/07      7,200,000
     1,400      UPMC Children's Hospital Ser 2004 A                                       3.93     10/05/07      1,400,000
     9,240   Bucks County Industrial Development Authority, Pennswood Village
                Ser 2007 A                                                                3.88     10/05/07      9,240,000
     4,925   Derry Township Industrial & Commercial Development Authority,
                Hotel Tax Arena Ser 2000 A                                                3.88     10/05/07      4,925,000
     6,800   Pennsylvania Turnpike Commission, 2002 Ser A-2                               3.90     10/05/07      6,800,000
    14,800   Sayre Health Care Facilities Authority, VHA of Pennsylvania Inc Capital
                Asset Financing Ser 1985 J (Ambac)                                        3.87     10/05/07     14,800,000
     4,975   Washington County Authority, Girard Estate Ser 1999                          3.93     10/05/07      4,975,000

             SOUTH CAROLINA
     1,060   Charleston Educational Excellence Financing Corporation, Ser 2005
                ROCs II-R Ser 515 (AGC)                                                   3.92     10/05/07      1,060,000
             South Carolina Jobs - Economic Development Authority,
     1,500      Oconee Memorial Hospital Ser 2006 B  (Radian)                             3.87     10/05/07      1,500,000
     5,370   York County School District No 4, Fort Mill TOCs Ser 2004 F                  3.90     10/05/07      5,370,000

             TENNESSEE
     2,905   Clarksville Public Building Authority, Pooled Financing Ser 1997             3.87     10/05/07      2,905,000
     1,900   Greeneville Health & Educational Facilities Board, Laughlin Memorial
                Hospital Ser 2004                                                         3.87     10/05/07      1,900,000
     3,800   Jackson Energy Authority, Gas System Ser 2002 (FSA)                          3.86     10/05/07      3,800,000
     2,200   Montgomery County Public Building Authority, Pooled Financing Ser 1999       3.87     10/05/07      2,200,000
     9,540   Tennergy Corporation, Gas Ser 2006 B PUTTERs Ser 1260B                       3.99     10/05/07      9,540,000

             TEXAS
     2,800   Denton Independent School District, Ser 1996 B                               3.75     08/15/08      2,800,000
    11,500   El Paso Health Facilities Development Corporation, Bienvivir
                Senior Health Services Ser 2007                                           3.82     10/05/07     11,500,000
     1,500   Harris County Industrial Development Corporation, Baytank Inc Ser 1998       3.91     10/05/07      1,500,000
     1,060   Lower Neches Valley Authority, Chevron USA Inc Ser 1987                      3.79     02/15/08      1,060,000
     4,000   Northside Independent School District, Ser 2006 A                            3.75     08/01/08      4,000,000

    11,200   Puttable Floating Option Tax-Exempts Receipts, Texas Municipal Gas
                Acquisition & Supply Corp Ser 2006 B P-FLOATs PA-1462                     4.01     10/05/07     11,200,000
    10,330   San Antonio, Water System Sub Lien Ser 2003 B (MBIA)                         3.90     10/05/07     10,330,000
     6,000   Texas Municipal Gas Acquisition & Supply Corp II, Ser 2007 B ROCs
                II-R Ser 10014                                                            3.99     10/05/07      6,000,000

             VARIOUS STATES
     1,595   JPMorgan Chase & Co, I-PUTTERs Ser 1633P                                     4.01     10/05/07      1,595,000
     3,535   Puttable Floating Option Tax-Exempts Receipts, Ser 2006 P-FLOATs EC-002      4.02     10/05/07      3,535,000

             WASHINGTON
             Washington Health Care Facilities Authority,
    12,000      Swedish Health Services Ser 2006                                          3.96     10/05/07     12,000,000
             Washington Higher Education Facilities Authority,
     6,000      University of Puget Sound Ser 2006 B                                      3.87     10/05/07      6,000,000
     2,885      Whitman College Ser 2004                                                  3.93     10/05/07      2,885,000
    17,200   Washington State Housing Commission, Mirabella Ser 2006 A                    4.06     10/01/07     17,200,000

             WISCONSIN
     1,300   Rhinelander, YMCA of the Northwoods Ser 2006                                 3.90     10/05/07      1,300,000

             WYOMING
     5,400   Sweetwater County, Memorial Hospital Ser 2006 A                              3.89     10/05/07     5,400,000
                                                                                                              ------------
             TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (Cost $440,517,000)                         440,517,000
                                                                                                              ------------

                                                                                                       YIELD TO
                                                                                                       MATURITY
                                                                                   COUPON   MATURITY   ON DATE OF
                                                                                    RATE      DATE      PURCHASE
                                                                                   ------   --------   ---------

             TAX-EXEMPT COMMERCIAL PAPER (6.8%)
             ILLINOIS
    7,500    Chicago, Chicago O'Hare International Airport 2005 Program - 2007
                Issue Ser B                                                         3.73%   11/14/07      3.73%        7,500,000

             KENTUCKY
             Kentucky Asset Liability Commission,
    5,000       2005 General Fund Second Ser A-1                                    3.66    10/18/07      3.66         5,000,000
    2,000       2007 Road Fund First Ser A                                          3.63    11/06/07      3.75         2,000,000

             TEXAS
   10,000    Dallas Area Rapid Transit, Senior Sub Lien Ser 2001                    3.80    11/29/07      3.80        10,000,000
    9,000    University of Texas Regents, Permanent University Fund Ser A           3.67    10/15/07      3.67         9,000,000
                                                                                                                    ------------
             TOTAL TAX-EXEMPT COMMERCIAL PAPERS (Cost $33,500,000)                                                    33,500,000
                                                                                                                    ------------
             SHORT-TERM MUNICIPAL NOTES AND BONDS (4.1%)
             ILLINOIS
    1,500    Cook County School District No 159, Matteson-Richton Park Ser 2006
                TANs, dtd 01/30/07                                                  4.75    11/01/07      3.68         1,501,409

             INDIANA
             Indiana Bond Bank,
    2,000       Advance Funding Ser 2007 A, dtd 02/01/07                            4.25    01/31/08      3.65         2,003,938
    2,340       Midyear Funding Notes Ser 2007 A, dtd 06/26/07                      4.50    05/20/08      3.75         2,350,851

             MASSACHUSETTS
    2,000    Pioneer Valley Transit Authority, Ser 2007 RANs, dtd 08/03/07          4.25    08/01/08      4.00         2,002,412

             NEW YORK
    4,000    Syracuse, Ser 2007 A RANs, dtd 09/12/07                                4.50    06/30/08      4.50         4,021,925
    4,000    Tompkins-Seneca-Tioga Board of Cooperative Educational Services,
                Ser 2007 RANs, dtd 09/10/07                                         4.25    06/30/08      4.50         4,010,813

             OREGON
    2,965    Oregon, Ser 2007 A TANs, dtd 08/16/07                                  4.50    06/30/08      4.50         2,983,787

             PENNSYLVANIA
    1,500    Temple University, University Funding Ser 2007, dtd 4/25/07            4.25    04/24/08      3.62         1,505,180
                                                                                                                    ------------
             TOTAL SHORT-TERM MUNICIPAL NOTES AND BONDS (Cost $20,380,315)                                            20,380,315
                                                                                                                    ------------

             TOTAL INVESTMENTS (Cost $494,397,315) (a)                                                   100.1%      494,397,315

             LIABILITIES IN EXCESS OF OTHER ASSETS                                                        (0.1)         (612,331)
                                                                                                         -----      ------------
             NET ASSETS                                                                                  100.0%     $493,784,984
                                                                                                         =====      ============

    I-PUTTERs    Income Puttable Tax-Exempt Receipts.
     MERLOTs     Municipal Exempt Receipts-Liquidity Option Tender.
     P-FLOATs    Puttable Floating Option Tax-Exempt Receipts.
     PUTTERs     Puttable Tax-Exempt Receipts.
       RANs      Revenue Anticipation Notes.
       ROCs      Reset Option Certificates.
       TANs      Tax Anticipation Notes.
       TOCs      Tender Option Certificates.
        +        Rate shown is the rate in effect at September 30, 2007.
        *        Date on which the principal amount can be recovered
                 through demand.
       (a)       Cost is the same for federal income tax purposes.

Bond Insurance:
       AGC       Assured Guaranty Corporation.
      Ambac      Ambac Assurance Corporation.
       FGIC      Financial Guaranty Insurance Company.
       FSA       Financial Security Assurance Inc.
       MBIA      Municipal Bond Investors Assurance Corporation.
      Radian     Radian Asset Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                        2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Free Daily Income Trust

/s/ Ronald E. Robison
----------------------------------------
Ronald E. Robison
Principal Executive Officer
November 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
----------------------------------------
Ronald E. Robison
Principal Executive Officer
November 20, 2007

/s/ Francis Smith
----------------------------------------
Francis Smith
Principal Financial Officer
November 20, 2007

                                        3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Tax-Free Daily
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  November 20, 2007

                                        /s/ Ronald E. Robison
                                        -----------------------------------
                                        Ronald E. Robison
                                        Principal Executive Officer

                                        4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Tax-Free Daily
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 20, 2007

                                        /s/ Francis Smith
                                        ----------------------------------------
                                        Francis Smith
                                        Principal Financial Officer

                                        5